Schedule of Investments (unaudited)	iShares® Global REIT ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.2%
Abacus Property Group	1,111,929	$2,203,372
Arena REIT	712,991	1,891,400
BWP Trust	1,067,578	2,969,706
Centuria Industrial REIT	1,157,440	2,752,028
Centuria Office REIT	1,026,995	1,165,954
Charter Hall Long Wale REIT	1,441,468	4,664,912
Charter Hall Retail REIT	1,106,796	3,143,080
Charter Hall Social Infrastructure REIT	732,392	1,807,261
Cromwell Property Group	3,161,296	1,624,301
Dexus	2,363,418	13,703,236
Dexus Industria REIT	465,606	1,017,565
GPT Group (The)	4,209,237	13,644,391
Growthpoint Properties Australia Ltd.	620,031	1,432,152
HomeCo Daily Needs REIT	3,797,443	3,645,026
Hotel Property Investments Ltd.	430,026	1,068,542
Mirvac Group	8,643,765	13,964,939
National Storage REIT	2,525,313	4,156,001
Region RE Ltd.	2,477,738	4,754,517
Scentre Group	11,379,776	24,691,909
Stockland	5,230,951	14,616,676
Vicinity Ltd.	8,277,520	12,110,345
Waypoint REIT Ltd.	1,608,159	3,175,390
		134,202,703
Belgium — 1.1%
Aedifica SA	87,576	7,684,970
Ascencio	11,324	668,481
Cofinimmo SA	70,807	6,440,542
Home Invest Belgium SA, NVS	21,386	459,788
Intervest Offices & Warehouses NV	52,199	1,140,638
Montea NV	29,351	2,355,561
Nextensa. SA	9,300	485,304
Retail Estates NV	25,817	1,782,285
Warehouses De Pauw CVA	342,225	10,852,599
Xior Student Housing NV	60,429	2,030,244
		33,900,412
Canada — 3.0%
Allied Properties REIT	277,536	6,190,875
Artis REIT	174,456	1,245,599
Boardwalk REIT	82,462	3,484,284
Canadian Apartment Properties REIT	371,252	13,727,856
Choice Properties REIT	562,344	6,326,925
Crombie REIT	232,717	2,889,395
Dream Industrial REIT	537,318	5,653,641
First Capital Real Estate Investment Trust	462,814	6,243,667
Granite REIT	130,826	8,006,585
H&R Real Estate Investment Trust	577,022	5,642,070
InterRent REIT	289,087	3,130,843
Killam Apartment REIT	249,417	3,449,155
NorthWest Healthcare Properties REIT	459,180	3,475,211
Prinmaris REIT	221,914	2,546,786
RioCan REIT	664,133	11,520,191
SmartCentres Real Estate Investment Trust	283,312	6,004,583
Summit Industrial Income REIT	386,711	6,649,842
		96,187,508
China — 0.0%
Yuexiu REIT	3,833,000	1,252,109
Security	Shares	Value

France — 1.7%
Carmila SA	131,248	$1,981,069
Covivio	109,973	7,549,027
Gecina SA	113,159	13,403,644
ICADE	71,368	3,389,993
Klepierre SA	411,251	10,437,694
Mercialys SA	193,275	2,146,476
Unibail-Rodamco-Westfield(a)	225,569	14,597,761
		53,505,664
Germany — 0.0%
Hamborner REIT AG	158,623	1,241,530

Hong Kong — 1.3%
Champion REIT	4,580,000	2,030,515
Fortune REIT	2,985,000	2,583,321
Link REIT	4,623,500	37,008,158
Prosperity REIT	2,619,000	761,976
Sunlight REIT	2,460,000	1,089,296
		43,473,266
India — 0.2%
Brookfield India Real Estate Trust(b)	333,589	1,188,528
Embassy Office Parks REIT	1,337,725	5,362,786
Mindspace Business Parks REIT(b)	270,581	1,091,786
		7,643,100
Ireland — 0.0%
Irish Residential Properties REIT PLC	979,444	1,218,559

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	145,075	448,709

Japan — 7.1%
Activia Properties Inc.	1,602	4,797,429
Advance Logistics Investment Corp.	1,433	1,541,444
Advance Residence Investment Corp.	2,834	6,922,784
AEON REIT Investment Corp.	3,726	4,118,090
Comforia Residential REIT Inc.	1,427	3,170,722
CRE Logistics REIT Inc.	1,153	1,567,730
Daiwa House REIT Investment Corp.	4,661	10,141,096
Daiwa Office Investment Corp.	588	2,768,893
Daiwa Securities Living Investments Corp.	4,538	3,796,974
Frontier Real Estate Investment Corp.	1,056	4,072,132
Fukuoka REIT Corp.	1,583	2,035,749
Global One Real Estate Investment Corp.	2,083	1,720,047
GLP J-REIT	9,748	11,030,453
Hankyu Hanshin REIT Inc.	1,452	1,600,999
Health Care & Medical Investment Corp.	769	958,053
Heiwa Real Estate REIT Inc.	2,109	2,452,783
Hoshino Resorts REIT Inc.	554	3,173,843
Hulic Reit Inc.	2,772	3,313,267
Ichigo Office REIT Investment Corp.	2,567	1,680,323
Industrial & Infrastructure Fund Investment Corp.	4,158	4,608,060
Invincible Investment Corp.	10,695	4,561,110
Japan Excellent Inc.	2,694	2,570,779
Japan Hotel REIT Investment Corp.	9,818	6,221,530
Japan Logistics Fund Inc.	1,955	4,457,873
Japan Metropolitan Fund Invest	15,088	11,664,292
Japan Prime Realty Investment Corp.	2,005	5,439,218
Japan Real Estate Investment Corp.	2,854	12,236,496
Kenedix Office Investment Corp.	1,642	3,900,674
Kenedix Residential Next Investment Corp.	2,252	3,356,527
Kenedix Retail REIT Corp.	1,315	2,465,460

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
LaSalle Logiport REIT	3,917	$4,745,850
Mirai Corp.	3,601	1,215,991
Mitsubishi Estate Logistics REIT Investment Corp.	1,062	3,338,190
Mitsui Fudosan Logistics Park Inc.	1,166	4,069,414
Mori Hills REIT Investment Corp.	3,467	3,939,680
Mori Trust Sogo REIT Inc.	2,173	2,452,195
Nippon Accommodations Fund Inc.	1,018	4,569,213
Nippon Building Fund Inc.	3,350	14,640,715
Nippon Prologis REIT Inc.	5,068	11,500,006
NIPPON REIT Investment Corp.	948	2,414,079
Nomura Real Estate Master Fund Inc.	9,852	11,521,568
NTT UD REIT Investment Corp.	2,957	3,015,794
One REIT Inc.	534	1,012,216
Orix JREIT Inc.	5,762	7,927,723
Samty Residential Investment Corp.	877	735,361
Sankei Real Estate Inc.	1,007	685,825
Sekisui House Reit Inc.	9,091	4,969,720
SOSiLA Logistics REIT Inc.	1,440	1,433,413
Star Asia Investment Corp.	3,524	1,429,614
Starts Proceed Investment Corp.	539	944,436
Takara Leben Real Estate Investment Corp.	1,296	971,578
Tokyu REIT Inc.	2,034	3,064,881
United Urban Investment Corp.	6,501	7,397,498
		230,339,790
Malaysia — 0.1%
Axis Real Estate Investment Trust	2,752,600	1,193,766
Sunway REIT	4,299,900	1,584,716
		2,778,482
Mexico — 0.6%
Concentradora Fibra Danhos SA de CV(c)	524,315	693,592
FIBRA Macquarie Mexico(b)	1,597,750	2,700,746
Fibra Uno Administracion SA de CV	6,303,013	8,535,452
PLA Administradora Industrial S. de RL de CV(c)	1,707,209	2,898,461
Prologis Property Mexico SA de CV	1,182,160	3,844,586
		18,672,837
Netherlands — 0.2%
Eurocommercial Properties NV	112,803	2,824,700
NSI NV	39,355	1,026,835
Vastned Retail NV	37,813	871,498
Wereldhave NV	89,118	1,338,719
		6,061,752
New Zealand — 0.3%
Argosy Property Ltd.	1,850,353	1,378,890
Goodman Property Trust	2,402,096	3,201,246
Kiwi Property Group Ltd.	3,474,588	2,147,229
Stride Property Group(c)	1,066,328	958,091
Vital Healthcare Property Trust	1,057,893	1,635,878
		9,321,334
Philippines — 0.0%
AREIT Inc.	1,354,520	884,251

Saudi Arabia — 0.2%
Al Maather REIT Fund	103,541	239,510
Al Rajhi REIT	252,561	669,880
Alahli REIT Fund 1	99,141	267,716
Alinma Retail REIT Fund, NVS	198,402	273,750
Al-Jazira Reit Fund	27,572	126,312
Alkhabeer REIT	224,729	461,238
Derayah REIT	243,574	640,935
Security	Shares	Value

Saudi Arabia (continued)
Jadwa REIT Saudi Fund	391,043	$1,307,638
Musharaka Real Estate Income Fund, NVS	180,438	392,430
Riyad REIT Fund	325,189	816,222
Sedco Capital REIT Fund	156,726	428,544
Taleem REIT	69,632	219,176
		5,843,351
Singapore — 3.4%
AIMS APAC REIT(c)	1,233,200	1,289,975
CapitaLand Ascendas REIT	7,463,114	16,423,554
CapitaLand Ascott Trust(c)	4,340,532	3,679,620
CapitaLand China Trust	2,503,830	2,387,544
CapitaLand Integrated Commercial Trust	11,077,926	18,124,964
CDL Hospitality Trusts	1,922,900	1,984,207
Cromwell European Real Estate Investment Trust(c)	749,400	1,311,684
ESR-LOGOS REIT(c)	11,673,942	3,388,962
Far East Hospitality Trust	2,157,000	1,102,710
First REIT(c)	2,493,200	532,478
Frasers Centrepoint Trust(c)	2,361,570	4,003,782
Frasers Logistics & Commercial Trust(c)	6,187,000	5,954,952
Keppel DC REIT	2,783,433	4,338,439
Keppel Pacific Oak US REIT	1,882,600	1,008,699
Keppel REIT	4,804,000	3,540,637
Lendlease Global Commercial REIT	4,168,091	2,308,310
Manulife US Real Estate Investment Trust	3,550,400	1,174,550
Mapletree Industrial Trust	4,130,610	7,506,772
Mapletree Logistics Trust	7,019,113	9,074,252
Mapletree Pan Asia Commercial Trust	5,002,191	6,960,162
OUE Commercial Real Estate Investment Trust	4,787,100	1,277,931
Parkway Life REIT	844,700	2,614,410
Prime U.S. REIT	1,411,900	735,939
Sasseur Real Estate Investment Trust(c)	1,132,100	703,168
SPH REIT	2,371,300	1,761,964
Starhill Global REIT	3,159,700	1,374,450
Suntec REIT	4,587,500	4,904,690
		109,468,805
South Africa — 0.5%
Attacq Ltd.(c)	1,580,029	665,163
Emira Property Fund Ltd.	691,296	385,378
Equites Property Fund Ltd.	1,640,227	1,499,771
Growthpoint Properties Ltd.	7,429,707	5,986,465
Hyprop Investments Ltd.	783,507	1,506,225
Investec Property Fund Ltd.	1,305,912	701,740
Redefine Properties Ltd.	14,483,921	3,352,567
SA Corporate Real Estate Ltd.	5,494,220	726,247
Stor-Age Property REIT Ltd.(c)	889,392	690,502
		15,514,058
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	266,852	889,847
JR REIT XXVII	254,902	929,463
LOTTE REIT Co. Ltd.	268,823	891,558
SK REITs Co. Ltd.	244,645	1,025,849
		3,736,717
Spain — 0.4%
Inmobiliaria Colonial Socimi SA	745,023	5,434,015
Lar Espana Real Estate Socimi SA	134,667	671,991
Merlin Properties Socimi SA	731,394	7,147,676
		13,253,682
Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS(a)	1	—

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,096,169	$1,709,527
Is Gayrimenkul Yatirim Ortakligi AS(a)(c)	943,631	577,941
Ozak Gayrimenkul Yatirim Ortakligi(a)	415,668	309,922
		2,597,390
United Kingdom — 4.5%
Abrdn Property Income Trust	840,587	683,969
Assura PLC	6,365,906	4,375,374
Balanced Commercial Property Trust Ltd.	1,192,652	1,167,466
Big Yellow Group PLC	371,978	5,548,125
British Land Co. PLC (The)	2,032,232	11,122,145
Capital & Counties Properties PLC	1,612,117	2,285,622
Civitas Social Housing PLC	1,356,614	955,261
CLS Holdings PLC	364,868	670,243
CT Property Trust Ltd.	538,275	473,104
Custodian REIT PLC	896,922	1,008,462
Derwent London PLC	244,042	7,784,872
Empiric Student Property PLC	1,292,071	1,392,220
Great Portland Estates PLC	469,398	3,295,680
Hammerson PLC	8,483,095	2,807,029
Helical PLC	225,103	999,065
Home REIT PLC(d)	1,719,812	806,763
Impact Healthcare REIT PLC	684,234	877,300
Land Securities Group PLC	1,619,899	14,191,621
LondonMetric Property PLC	2,078,139	4,842,196
LXI REIT PLC	3,309,040	4,605,973
NewRiver REIT PLC	668,830	724,790
Picton Property Income Ltd. (The)	1,189,875	1,129,541
Primary Health Properties PLC	2,886,504	3,999,204
PRS REIT PLC (The)	1,136,771	1,275,336
Regional REIT Ltd.(b)	964,487	706,306
Residential Secure Income PLC, NVS(b)	408,037	395,396
Safestore Holdings PLC	448,980	5,590,560
Schroder REIT Ltd.	1,102,012	638,984
Segro PLC	2,636,489	27,138,936
Shaftesbury PLC	403,258	1,964,017
Sirius Real Estate Ltd.	2,373,786	2,472,910
Supermarket Income REIT PLC	2,719,218	3,230,457
Target Healthcare REIT PLC	1,348,245	1,346,368
Triple Point Social Housing REIT PLC(b)	818,576	503,077
Tritax Big Box REIT PLC	4,101,471	7,902,576
UK Commercial Property REIT Ltd.	1,627,058	1,163,015
UNITE Group PLC (The)	699,751	8,620,322
Urban Logistics REIT PLC	1,016,859	1,798,965
Warehouse REIT PLC	873,669	1,139,574
Workspace Group PLC	311,287	1,938,039
		143,570,863
United States — 70.5%
Acadia Realty Trust	173,334	2,691,877
Agree Realty Corp.	190,542	14,220,149
Alexander & Baldwin Inc.	157,720	3,157,554
Alexandria Real Estate Equities Inc.	355,276	57,107,064
American Assets Trust Inc.	107,545	3,060,731
American Homes 4 Rent, Class A	674,905	23,142,492
Americold Realty Trust Inc.	589,616	18,519,839
Apartment Income REIT Corp.	328,515	12,568,984
Apartment Investment & Management Co., Class A	326,972	2,455,560
Apple Hospitality REIT Inc.	469,958	8,332,355
Armada Hoffler Properties Inc.	146,226	1,854,146
AvalonBay Communities Inc.	306,332	54,355,550
Security	Shares	Value

United States (continued)
Boston Properties Inc.	343,661	$25,616,491
Brandywine Realty Trust	356,340	2,337,590
Brixmor Property Group Inc.	654,102	15,391,020
Broadstone Net Lease Inc.	376,950	6,826,564
Camden Property Trust	227,318	28,007,851
CareTrust REIT Inc.	211,455	4,381,348
Centerspace	33,529	2,267,231
Community Healthcare Trust Inc.	52,053	2,232,033
Corporate Office Properties Trust	245,573	6,893,234
Cousins Properties Inc.	331,339	9,085,315
CubeSmart	490,111	22,442,183
DiamondRock Hospitality Co.	456,440	4,395,517
Digital Realty Trust Inc.	629,228	72,122,113
Douglas Emmett Inc.	370,623	6,207,935
Easterly Government Properties Inc.(c)	199,990	3,247,838
EastGroup Properties Inc.	90,216	15,178,842
Elme Communities	190,223	3,652,282
Empire State Realty Trust Inc., Class A	294,984	2,460,167
EPR Properties	162,335	6,895,991
Equinix Inc.	202,708	149,624,856
Equity Commonwealth	229,129	5,847,372
Equity LifeStyle Properties Inc.	389,429	27,953,214
Equity Residential	812,172	51,694,748
Essential Properties Realty Trust Inc.	306,462	7,808,652
Essex Property Trust Inc.	142,520	32,219,496
Extra Space Storage Inc.	290,580	45,862,241
Federal Realty Investment Trust	176,012	19,630,618
First Industrial Realty Trust Inc.	288,838	15,409,507
Four Corners Property Trust Inc.	182,436	5,246,859
Gaming and Leisure Properties Inc.	535,373	28,674,578
Getty Realty Corp.	81,680	2,975,602
Global Net Lease Inc.	227,335	3,398,658
Healthcare Realty Trust Inc.	831,863	17,910,010
Healthpeak Properties Inc.	1,182,483	32,494,633
Highwoods Properties Inc.	227,769	6,917,344
Host Hotels & Resorts Inc.	1,552,302	29,260,893
Hudson Pacific Properties Inc.	301,292	3,431,716
Independence Realty Trust Inc.	489,470	9,216,720
Innovative Industrial Properties Inc.	60,561	5,437,167
InvenTrust Properties Corp.	147,510	3,668,574
Invitation Homes Inc.	1,338,311	43,495,107
JBG SMITH Properties	235,153	4,735,981
Kilroy Realty Corp.	255,249	10,475,419
Kimco Realty Corp.	1,324,413	29,746,316
Kite Realty Group Trust	475,083	10,309,301
Life Storage Inc.	184,603	19,944,508
LTC Properties Inc.	87,096	3,322,712
LXP Industrial Trust	594,642	6,868,115
Macerich Co. (The)	468,404	6,435,871
Medical Properties Trust Inc.	1,302,190	16,863,360
Mid-America Apartment Communities Inc.	251,773	41,975,595
National Health Investors Inc.	91,365	5,375,003
National Retail Properties Inc.	390,877	18,508,026
National Storage Affiliates Trust	186,569	7,612,015
Necessity Retail REIT Inc.	292,265	1,996,170
NETSTREIT Corp.	120,658	2,428,846
NexPoint Residential Trust Inc.	49,594	2,504,497
Office Properties Income Trust	104,998	1,801,766
Omega Healthcare Investors Inc.	515,872	15,187,272
Orion Office REIT Inc.	125,257	1,208,730

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Paramount Group Inc.	419,560	$2,706,162
Park Hotels & Resorts Inc.	489,075	7,194,293
Pebblebrook Hotel Trust(c)	284,170	4,660,388
Phillips Edison & Co. Inc.	255,803	8,574,517
Physicians Realty Trust(c)	497,009	7,882,563
Piedmont Office Realty Trust Inc., Class A	268,008	2,840,885
Prologis Inc.	2,020,724	261,239,199
Public Storage	342,957	104,375,533
Realty Income Corp.	1,376,529	93,369,962
Regency Centers Corp.	375,739	25,035,490
Retail Opportunity Investments Corp.(c)	262,625	4,157,354
Rexford Industrial Realty Inc.	402,710	25,560,004
RLJ Lodging Trust	350,935	4,411,253
RPT Realty	181,489	1,902,005
Ryman Hospitality Properties Inc.	117,260	10,892,281
Sabra Health Care REIT Inc.	503,284	6,794,334
Safehold Inc.	58,579	2,047,922
Service Properties Trust	359,941	3,207,074
Simon Property Group Inc.	715,469	91,909,148
SITE Centers Corp.	425,542	5,808,648
SL Green Realty Corp.	140,441	5,779,147
Spirit Realty Capital Inc.	305,333	13,398,012
STAG Industrial Inc.	393,483	14,007,995
STORE Capital Corp.	557,375	17,953,049
Summit Hotel Properties Inc.	230,826	1,966,637
Sun Communities Inc.	266,784	41,847,738
Sunstone Hotel Investors Inc.	461,222	5,068,830
Tanger Factory Outlet Centers Inc.	221,745	4,237,547
Terreno Realty Corp.	162,036	10,439,979
UDR Inc.	709,969	30,237,580
Universal Health Realty Income Trust	28,220	1,546,738
Urban Edge Properties	250,516	3,945,627
Ventas Inc.	875,548	45,362,142
Veris Residential Inc.(a)	187,543	3,244,494
VICI Properties Inc.	2,109,748	72,111,187
Vornado Realty Trust	387,063	9,440,467
Welltower Inc.	1,037,573	77,859,478
WP Carey Inc.	452,154	38,672,732
Xenia Hotels & Resorts Inc.	247,900	3,693,710
		2,271,968,018
Total Common Stocks — 99.5%
(Cost: $3,282,666,352)		3,207,084,890
Security	Shares	Value

Preferred Stocks

Bermuda — 0.0%
Brookfield Property Partners LP, 6.25%(a)	4,436	$84,417
Total Preferred Stocks — 0.0%
(Cost: $109,587)		84,417

Total Long-Term Investments — 99.5%
(Cost: $3,282,775,939)		3,207,169,307

Short-Term Securities

Money Market Funds — 0.4%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	5,026,270	5,029,286
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	6,880,000	6,880,000

Total Short-Term Securities — 0.4%
(Cost: $11,906,155)		11,909,286

Total Investments — 99.9%
(Cost: $3,294,682,094)		3,219,078,593

Other Assets Less Liabilities — 0.1%		4,519,556

Net Assets — 100.0%		$3,223,598,149

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,161,788	$1,857,996	(a)	$—	$9,702	$(200)	$5,029,286	5,026,270	$168,931	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,030,000	850,000	(a)	—	—	—	6,880,000	6,880,000	129,805		4
					$9,702	$(200)	$11,909,285		$298,736		$4

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	15	03/16/23	$1,978	$85,599
Dow Jones US Real Estate Index	383	03/17/23	13,803	888,417
				$974,016

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$134,202,703	$—	$134,202,703
Belgium	2,294,423	31,605,989	—	33,900,412
Canada	96,187,508	—	—	96,187,508
China	—	1,252,109	—	1,252,109
France	—	53,505,664	—	53,505,664
Germany	—	1,241,530	—	1,241,530
Hong Kong	—	43,473,266	—	43,473,266
India	2,280,314	5,362,786	—	7,643,100
Ireland	—	1,218,559	—	1,218,559
Italy	448,709	—	—	448,709
Japan	—	230,339,790	—	230,339,790
Malaysia	1,193,766	1,584,716	—	2,778,482
Mexico	18,672,837	—	—	18,672,837
Netherlands	1,898,333	4,163,419	—	6,061,752
New Zealand	958,091	8,363,243	—	9,321,334
Philippines	—	884,251	—	884,251
Saudi Arabia	816,222	5,027,129	—	5,843,351
Singapore	1,311,684	108,157,121	—	109,468,805
South Africa	10,805,826	4,708,232	—	15,514,058
South Korea	—	3,736,717	—	3,736,717
Spain	671,991	12,581,691	—	13,253,682
Turkey	2,287,468	309,922	—	2,597,390
United Kingdom	32,267,942	110,496,158	806,763	143,570,863
United States	2,271,968,018	—	—	2,271,968,018
Preferred Stocks	84,417	—	—	84,417
Short-Term Securities
Money Market Funds	11,909,286	—	—	11,909,286
	$2,456,056,835	$762,214,995	$806,763	$3,219,078,593

Derivative Financial Instruments(a)
Assets
Equity Contracts	$888,417	$85,599	$—	$974,016

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust